SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)			9 Months Ended	12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) segment $ / shares	Dec. 31, 2023 GBP (£) segment	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	May 31, 2022	May 20, 2022	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash			$ 65	$ 65			$ 74,320
Number of operating segment | segment				1	1	1
Standard VAT (as percent)				20.00%	20.00%	20.00%
Rate of corporation tax			19.00%	19.00%
Maximum amount of profits for small profits rate of corporation tax | £					£ 50,000
Statutory income tax rate	25.00%	19.00%	25.00%
Small profits rate of corporation tax			19.00%	19.00%	19.00%	19.00%
Interest and penalties				$ 0			$ 0	$ 0
Underwriter's warrants outstanding | shares							126,082	126,082
Underwriter's warrants exercisable price | $ / shares			$ 6.25	$ 6.25
Share price | $ / shares			$ 1.51	$ 1.51
Foreign currency transaction gain (loss)				$ 18,762			$ 43,548	$ (14,402)
Maximum insured bank deposit				70,424		¥ 500,000
Total unprotected cash in bank				0			5,225
Financial services compensation scheme | £					£ 85,000
Accrued interest and penalties			$ 0	$ 0			$ 0	$ 0
PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Statutory income tax rate				25.00%	25.00%	25.00%	25.00%	25.00%
United Kingdom
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total unprotected cash in bank				$ 367,949			$ 1,135,013
Financial services compensation scheme				$ 108,322
China
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate				25.00%	25.00%	25.00%
China | PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate				25.00%	25.00%	25.00%
Rate of corporation tax								19.00%
UK [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum amount of profits for small profits rate of corporation tax | £					£ 50,000
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Noncontrolling interest, ownership percentage by noncontrolling owners							49.00%	49.00%	49.00%	49.00%	49.00%	49.00%
Geographic Concentration Risk | Revenue | PRC [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of total revenue				29.00%	29.00%	29.00%	96.00%	100.00%
Geographic Concentration Risk | Revenue | UK [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of total revenue				71.00%	71.00%	71.00%	4.00%	0.00%
Consulting Services | Major Customers | Revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of total revenue				0.00%	0.00%	0.00%	0.00%	1.00%
Real estate agent income | Major Customers | Revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of total revenue				29.00%	29.00%	29.00%	96.00%	99.00%
Rental management income | Major Customers | Revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of total revenue				47.00%	47.00%	47.00%	4.00%	0.00%
Hotel income | Major Customers | Revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of total revenue				24.00%	24.00%	24.00%	0.00%	0.00%
Subsidiaries and Consolidated Variable Interest Entities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Applicable value added tax rates				6.00%	6.00%	6.00%